Benefit Plans (Summary Of Non-Vested Share Award Related Compensation Expense Recognized) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Defined Benefit Plan Disclosure [Line Items]
Option related compensation expense	$ 24.8	$ 21.2	$ 14.3
Tax benefit	(6.3)	(7.0)	(4.7)
General And Administrative [Member]
Defined Benefit Plan Disclosure [Line Items]
Option related compensation expense	13.9	11.4	7.6
Operating Expenses [Member]
Defined Benefit Plan Disclosure [Line Items]
Option related compensation expense	31.1	28.2	19.0
Contract Drilling [Member]
Defined Benefit Plan Disclosure [Line Items]
Option related compensation expense	$ 17.2	$ 16.8	$ 11.4